Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Allowance for Doubtful Accounts:
Balance at Beginning of Year	$ 168		$ 166
Additions: Charged to Costs and Expenses	56		18
Deductions / (Recoveries)	56	[1]	16	[1]
Balance at End of Year	$ 168		$ 168

[1]	Accounts receivable written-off as uncollectible, net of recoveries.